Janus Henderson Global Equity Income Fund Investment Objectives and Goals - Class D Shares [Member] - Janus Henderson Global Equity Income Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson Global Equity Income Fund
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	Janus Henderson Global Equity Income Fund seeks to achieve a high level of current income and,
Objective, Secondary [Text Block]	as a secondary objective, steady growth of capital.